Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets and goodwill [abstract]
Schedule of goodwill and intangible assets

EURm	Goodwill	Intangible assets	Total
2023
Acquisition cost at 1 January	6 799	9 778	16 577
Additions	—	299	299
Disposals, retirements and reclassifications	(22)	(23)	(45)
Translation differences	(148)	(161)	(309)
Acquisition cost at 31 December	6 629	9 893	16 522
Accumulated amortization and impairment charges at 1 January	(1 132)	(8 515)	(9 647)
Amortization	—	(423)	(423)
Impairment charges	—	(26)	(26)
Disposals, retirements and reclassifications	—	17	17
Translation differences	7	140	147
Accumulated amortization and impairment charges at 31 December	(1 125)	(8 807)	(9 932)

Net book value at 1 January	5 667	1 263	6 930
Net book value at 31 December	5 504	1 086	6 590

2022
Acquisition cost at 1 January	6 552	9 499	16 051
Additions	—	49	49
Disposals, retirements and reclassifications	—	(19)	(19)
Translation differences	247	249	496
Acquisition cost at 31 December	6 799	9 778	16 577
Accumulated amortization and impairment charges at 1 January	(1 121)	(7 879)	(9 000)
Amortization	—	(465)	(465)
Disposals, retirements and reclassifications	—	19	19
Translation differences	(11)	(190)	(201)
Accumulated amortization and impairment charges at 31 December	(1 132)	(8 515)	(9 647)

Net book value at 1 January	5 431	1 620	7 051
Net book value at 31 December	5 667	1 263	6 930

Schedule of intangible assets by type

EURm	2023	2022
Customer relationships	605	923
Patents and licenses	316	151
Technologies and IPR&D	31	83
Tradenames and other	134	106
Total	1 086	1 263

Schedule of the allocation of goodwill to groups of CGU's	The following table presents the allocation of goodwill to groups of CGUs at 31 December:

EURm	2023	2022
Network Infrastructure	2 739	2 812
Mobile Networks	2 228	2 284
Cloud and Network Services	537	571

Schedule of key assumptions applied in impairment testing analysis	Terminal growth rate and post-tax discount rate applied in the impairment test for the groups of CGUs:

	Terminal growth rate		Post-tax discount rate
Key assumption %	2023	2022	2023	2022
Network Infrastructure	1.0	1.6	9.3	9.0
Mobile Networks	1.0	1.3	8.3	7.7
Cloud and Network Services	1.0	1.8	7.7	7.0